CRVNA 2022-P2 Servicer Report Distribution Date: 10/13/2026 Collection Period: 9/1/2026 Through 9/30/2026 Accrual Period: 9/10/2026 Through 10/12/2026 Principal Balance Rollforward of Receivables and Additional Collection Activity Unit Principal Principal Reconciliation Reconciliation (1) Beginning Pool Balance (1) 9,335 74,574,486.28 (2) Collateral Pledged (Subsequent Receivables Acquired in Collection Period) (2) 0 0.00 (3) Collateral Takeout & Unwinds (3) 0 0.00 (4) Principal Collections (4) (5) Total collections allocable to principal & Units Paid in Full (5) 183 4,775,166.60 (6) Purchased Receivables & receivables purchased pursuant to section 6.1 (6) 0 0.00 (7) Charged-Off Losses (Gross) (7) (8) Charged-off Losses (system current period) (8) 29 255,272.17 (9) Ending Pool Balance (9) 9,123 69,544,047.51 Interest, Fees and Recoveries (10) Collections allocable to interest (10) 578,257.61 (11) Collections from Recoveries (prior charge-offs) (11) 144,316.05 (12) All other amounts and fees received and not allocable to principal (12) 12,253.92 (13) Total non-Principal Collections (13) 734,827.58 Principal Balance Roll-Forward of Notes (14) Original Pool Balance as of Cutoff Date (14) 605,000,000.09 (15) The Pool Factor as of the close of business on the last day set forth above {(9)/(14)} (15) 11.49% (16) Original Class A-1 Note Balance (16) 82,000,000.00 (17) Beginning Class A-1 Note Balance (17) 0.00 (18) Class A-1 Monthly Parity Deficit Amount (18) 0.00 (19) Class A-1 Regular Principal Payment Amount (19) 0.00 (20) Class A-1 Note Balance after Class A-1 Monthly Principal Payment (20) 0.00 (21) Class A-1 Pool Factor {(20)/(16)} (21) 0.00% (22) Original Class A-2 Note Balance (22) 185,500,000.00 (23) Beginning Class A-2 Note Balance (23) 0.00 (24) Class A-2 Monthly Parity Deficit Amount (24) 0.00 (25) Class A-2 Regular Principal Payment Amount (25) 0.00 (26) Class A-2 Note Balance after Class A-2 Monthly Principal Payment (26) 0.00 (27) Class A-2 Pool Factor {(26)/(22)} (27) 0.00% (28) Original Class A-3 Note Balance (28) 185,500,000.00 (29) Beginning Class A-3 Note Balance (29) 0.00 (30) Class A-3 Monthly Parity Deficit Amount (30) 0.00 (31) Class A-3 Regular Principal Payment Amount (31) 0.00 (32) Class A-3 Note Balance after Class A-3 Monthly Principal Payment (32) 0.00 (33) Class A-3 Pool Factor {(32)/(28)} (33) 0.00% (34) Original Class A-4 Note Balance (34) 97,550,000.00 (35) Beginning Class A-4 Note Balance (35) 11,956,986.28 (36) Class A-4 Monthly Parity Deficit Amount (36) 0.00 (37) Class A-4 Regular Principal Payment Amount (37) 5,030,438.77 (38) Class A-4 Note Balance after Class A-4 Monthly Principal Payment (38) 6,926,547.51 (39) Class A-4 Pool Factor {(38)/(34)} (39) 7.10% (40) Original Class B Note Balance (40) 18,450,000.00 (41) Beginning Class B Note Balance (41) 18,450,000.00 (42) Class B Monthly Parity Deficit Amount (42) 0.00 (43) Class B Regular Principal Payment Amount (43) 0.00 (44) Class B Note Balance after Class B Monthly Principal Payment (44) 18,450,000.00 (45) Class B Pool Factor {(44)/(40)} (45) 100.00% (46) Original Class C Note Balance (46) 17,550,000.00 (47) Beginning Class C Note Balance (47) 17,550,000.00 (48) Class C Monthly Parity Deficit Amount (48) 0.00 (49) Class C Regular Principal Payment Amount (49) 0.00 (50) Class C Note Balance after Class C Monthly Principal Payment (50) 17,550,000.00 (51) Class C Pool Factor {(50)/(46)} (51) 100.00% (52) Original Class D Note Balance (52) 18,450,000.00 (53) Beginning Class D Note Balance (53) 18,450,000.00 (54) Class D Monthly Parity Deficit Amount (54) 0.00 (55) Class D Regular Principal Payment Amount (55) 0.00 (56) Class D Note Balance after Class D Monthly Principal Payment (56) 18,450,000.00 (57) Class D Pool Factor {(56)/(52)} (57) 100.00% (58) Original Class N Note Balance (58) 10,587,000.00 (59) Beginning Class N Note Balance (59) 0.00 (60) Class N Regular Principal Payment Amount (60) 0.00 (61) Class N Note Balance after Class N Monthly Principal Payment (61) 0.00 (62) Class N Pool Factor {(61)/(58)} (62) 0.00% Overcollateralization & Principal Payment Calculation (63) Overcollateralization in Dollars (63) 8,167,500.00 (64) Overcollateralization Target Amount (64) 8,167,500.00 (65) Total Available Cash (65) 5,509,994.18 (66) Distributions in priority to Regular PDA (66) (403,151.01) (67) Cash available to principal (67) 5,106,843.17 (68) Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)} (68) 66,406,986.28

(69) Ending Collateral Balance {(9)} (69) 69,544,047.51 (70) OC Target Amount {(64)} (70) 8,167,500.00 (71) Required ProForma Note Balance (71) 61,376,547.51 (72) Excess (72) 5,030,438.77 (73) Regular PDA {lesser of (67) and (72)} (73) 5,030,438.77 Reserve Account & Class N Reserve Account Reconciliation (a) Reserve Account Rollforward (74) Specified Reserve Account Amount {(14) * 0.65%} (74) 3,932,500.00 (75) Aggregate Note Balance after all distributions {sum of (20,26,32,38,44,50,56)} (75) 61,376,547.51 (76) Specified Reserve Amount {Lesser of (74),(75)} (76) 3,932,500.00 (77) Beginning of Period Reserve Account Balance (77) 3,932,500.00 (78) Amount withdrawn from the Reserve Account (78) 0.00 (79) Amount deposited to the Reserve Account (79) 0.00 (80) Ending Reserve Account Balance (80) 3,932,500.00 (b) Class N Reserve Account Rollforward (81) Specified Class N Reserve Account Amount (81) 1,815,000.00 (82) Aggregate Class N Note Balance after all distributions (82) 0.00 (83) Specified Class N Reserve Amount (83) 0.00 (84) Beginning of Period Class N Reserve Account Balance (84) 0.00 (85) Amount withdrawn from the Reserve Account (85) 0.00 (86) Amount deposited to the Reserve Account (86) 0.00 (87) Ending Class N Reserve Account Balance (87) 0.00 Performance Data for the Collection Period Loss Data (a) Gross Losses (88) Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period (88) 30,511,465 (89) Gross Charged-Off Receivables losses occurring in current Collection Period {(7)} (89) 255,272 (90) Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period (90) 30,766,738 (b) Liquidation Proceeds (91) The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period (91) 10,831,938 (92) Gross Liquidation Proceeds occurring in the current Collection Period {(11)} (92) 144,316 (93) Less Net Liquidation Expenses incurred in the current Collection Period (93) (22,240) (94) The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period (94) 10,954,015 (c) Net Losses (95) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period (95) 19,679,527 (96) Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(93)} (96) 133,196 (97) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period (97) 19,812,723 (d) Historical Net Loss Data Average Principal Balance Net Loss Amount Net Loss Percentage Net Losses in Third Preceding Collection Period 88,955,437 158,636 0.18% Net Losses in Second Preceding Collection Period 83,050,900 223,882 0.27% Net Losses in First Preceding Collection Period 77,305,441 141,483 0.18% Net Losses in Current Collection Period 72,059,267 133,196 0.18% Delinquency Data (d) The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period Current Collection Period 53 Delinquency Bucket No. of Receivables Principal Balance (98) (98) 31-60 273 2,795,092.86 (99) (99) 61-90 202 2,343,148.28 (100) (100) 91-120 55 568,787.59 (101) (101) Total Delinquencies 530 5,707,028.73 (102) Receivables greater than 60 days delinquent at end of Collection Period (102) 4.19% (103) Delinquency Trigger Level (based on Current Collection Period) (103) 4.50% Statistical Data (e) Pool Statistics in the Collection Period Original Prev. Month Current (104) Weighted Average APR of the Receivables (104) 9.09% 9.43% 9.44% (105) Weighted Average Remaining Term of the Receivables (105) 70.00 21.23 20.28 (106) Weighted Average Original Term of the Receivables (106) 71.00 71.85 71.87 (107) Average Principal Balance (107) $24,150 $7,989 $7,623 (108) Net Losses in Period {(96)} (108) 0.00 141,483.31 133,195.62 (109) Aggregate Realized Losses {(97)} (109) 0.00 19,679,527.08 19,812,722.70 (110) Aggregate Realized Loss percentage {(97)/(14)} (110) 0.00% 3.25% 3.27% (111) Number of Receivables at End of Collection Period (111) 24,150 9,335 9,123 Extension Data (f) Collection Period Extension Data (112) Number of receivables extended in Collection Period (A) (112) 63 (113) Principal Balance of receivables extended in Collection Period (B) (113) 631,266.75 (114) Total number of receivables in Grantor Trust at beginning of Collection Period (C) (114) 9,335 (115) Pool Balance as of the beginning of the Collection Period (D) (115) 74,574,486.28 (116) Ratio of (A) over (C) (116) 0.67% (117) Ratio of (B) over (D) (117) 0.85% Amounts Deposited into the Collection Account Available Principal (118) Collections allocable to principal {(5)} (118) 4,775,166.60 (119) Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)} (119) 144,316.05 (120) Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1) (120) 0.00 (121) Purchase Amount for Collateral Takeout & Unwinds (121) 0.00 (122) Total Collected Principal (122) 4,919,482.65

Collected Interest and Supplemental Servicing Fees (123) Collections allocable to interest {(10)} (123) 578,257.61 (124) Collections allocable to Supplemental Servicing Fees {(12)} (124) 12,253.92 (125) Total Collected Interest and Supplemental Servicing Fees (125) 590,511.53 (126) Excess amount withdrawn from Reserve Account {(78)} (126) 0.00 (127) Amount deposited to Collection Account (127) 5,509,994.18 Calculation and Allocation of Priority PDA Class Note Balance Pool Balance PDA Required Cash Available Cash Allocated to PDA Priority PDA Payment (128) Class A-1 0.00 69,544,047.51 0.00 5,361,063.17 0.00 0.00 (129) Class A-2 0.00 69,544,047.51 0.00 5,361,063.17 0.00 0.00 (130) Class A-3 0.00 69,544,047.51 0.00 5,361,063.17 0.00 0.00 (131) Class A-4 11,956,986.28 69,544,047.51 0.00 5,361,063.17 0.00 0.00 (132) Class B 30,406,986.28 69,544,047.51 0.00 5,282,958.17 0.00 0.00 (133) Class C 47,956,986.28 69,544,047.51 0.00 5,203,398.17 0.00 0.00 (134) Class D 66,406,986.28 69,544,047.51 0.00 5,106,843.17 0.00 0.00 Calculation of Interest Distributable Amount Class BOM Note Bal. Interest Carryover Note Interest Rates Days Days Basis Rate Calculated Interest (135) Class A-1 0.00 0 1.50600% 33 9.17% 0.00 (136) Class A-2 0.00 0 3.33% 30 8.33% 0.00 (137) Class A-3 0.00 0 4.13% 30 8.33% 0.00 (138) Class A-4 11,956,986.28 0 4.68% 30 8.33% 46,632.25 (139) Class B 18,450,000.00 0 5.08% 30 8.33% 78,105.00 (140) Class C 17,550,000.00 0 5.44% 30 8.33% 79,560.00 (141) Class D 18,450,000.00 0 6.28% 30 8.33% 96,555.00 (142) Class N 0.00 0 4.37% 30 8.33% 0.00 Cash Distributions for Activity in Collection Period (Waterfall) Pursuant to Paid per Indent 2.7(b) Shortfall Change from Prior Period Total Deposited to Collection Account 5,509,994.18 0.00 -7.7% Supplemental Servicing Fees 10,408.92 0.00 8.5% Unpaid Supplemental Servicing Fees from prior Distribution Date 0.00 0.00 0.0% Servicer Liquidation Reimbursements 24,084.50 0.00 24.8% Unpaid Servicer Liquidation Reimbursements from prior Distribution Date 0.00 0.00 0.0% Available Funds 5,475,500.76 0.00 -7.9% 1 Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 1.00% 62,145.41 0.00 -6.8% Servicing Fee Payable from Servicing Strip Amount 0.60% 37,287.24 0.00 -6.8% Servicing Strip Amount distributed to Class XS Notes 0.40% 24,858.16 0.00 -6.8% Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 0.00 0.00 0.0% 2 Indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Fees due to: Indenture Trustee 1,500.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 83.33 0.00 0.0% Regulatory Filing Fees 0.00 0.00 0.0% Collateral Custodian 1,326.61 0.00 32.7% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% Independent Accountant Fees 0.00 0.00 0.0% 3 Backup Servicer Fee 2,750.00 0.00 0.0% 4 Class A Interest Distributable Amount 46,632.25 0.00 -31.4% 5 First Priority PDA 0.00 0.00 0.0% 6 Class B Interest Distributable Amount 78,105.00 0.00 0.0% 7 Second Priority PDA 0.00 0.00 0.0% 8 Class C Interest Distributable Amount 79,560.00 0.00 0.0% 9 Third Priority PDA 0.00 0.00 0.0% 10 Class D Interest Distributable Amount 96,555.00 0.00 0.0% 11 Fourth Priority PDA 0.00 0.00 0.0% 12 Reserve Account (amount required to fund Reserve Account to required amount) 0.00 0.00 0.0% 13 Regular PDA (other than Class N and Class XS Notes) 5,030,438.77 0.00 -7.9% 14 Class N interest Distributable Amount 0.00 0.00 0.0% 15 Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount) 0.00 0.00 0.0% 16 Class N Principal Distribution Amount (until paid-in-full) 0.00 0.00 0.0% 17 Unpaid indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Unpaid Fees due to: Indenture Trustee 0.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 0.00 0.00 0.0% Collateral Custodian 0.00 0.00 0.0% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% Backup Servicer 0.00 0.00 0.0% 18 To holders of the certificates, any remaining amounts 76,404.40 0.00 -13.0%